RBC Emerging Markets Equity Fund Expense Example - RBC Emerging Markets Equity Fund	Mar. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 684
Expense Example, with Redemption, 3 Years	1,094
Expense Example, with Redemption, 5 Years	1,528
Expense Example, with Redemption, 10 Years	2,731
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	304
Expense Example, with Redemption, 5 Years	536
Expense Example, with Redemption, 10 Years	1,202
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	$ 1,095